FAIR VALUE MEASUREMENTS (Details)		7 Months Ended
	Oct. 26, 2020 USD ($)	Dec. 31, 2020 USD ($) Y $ / shares	Sep. 30, 2020	Sep. 09, 2020	Jun. 10, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset held in Trust account		$ 115,002,152
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement		27.0	27.0	27.0
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement		0.34	0.34	0.34
U.S. Treasury Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents held in Trust Account - U.S. Treasury Securities Money Market Fund		$ 115,002,152
U.S. Treasury Securities | Level 1 | Fair Value, Recurring
Assets, Fair Value Disclosure [Abstract]
Cash and cash equivalents held in Trust Account - U.S. Treasury Securities Money Market Fund		115,002,152
Warrant Liabilities | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of warrants upon transfers		3,096,650
Value of warrants		4,525,250			$ 0
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of warrants upon transfers	$ 3,545,833
Value of warrants		4,370,000
Public Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of warrants upon transfers		2,990,000
Value of warrants		4,370,000			0
Public Warrants | Level 1 | Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability		$ 4,370,000
Private Placement Warrants | Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement		18.6
Private Placement Warrants | Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement		0.41
Private Placement Warrants | Strike Price
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement | $ / shares		11.50
Private Placement Warrants | Fair value of Common Stock
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement | $ / shares		10.15
Private Placement Warrants | Expected Life
Fair Value Measurement Inputs and Valuation Techniques [Abstract]
Warrants initial measurement | Y		4.4
Private Placement Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of warrants upon transfers		$ 106,650
Value of warrants		155,250			$ 0
Private Placement Warrants | Level 3 | Fair Value, Recurring
Liabilities, Fair Value Disclosure [Abstract]
Warrant Liability		$ 155,250